Risk/Return Detail Data - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
		Jun. 28, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 28, 2025	Jun. 28, 2025		Jun. 28, 2025		Jun. 28, 2025		Jun. 28, 2025
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund | Fidelity Large Cap Value Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.035%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.035%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		11
Expense Example, with Redemption, 5 Years		20
Expense Example, with Redemption, 10 Years		$ 45
Annual Return, Inception Date		Jun. 07, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.35%											8.68%					9.66%	[1]
Annual Return [Percent]				14.35%	11.50%	(7.57%)	25.11%	2.86%	26.51%	(8.26%)	13.79%
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Large Cap Value Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14 % of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Russell 1000® Value Index. The Russell 1000 ® Value Index is a market capitalization-weighted index designed to measure the performance of the large-cap value segment of the U.S. equity market. It includes those Russell 1000 ® Index companies with lower price-to-book ratios and lower expected growth rates. The stocks of these companies are often called "value" stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Effective March 24, 2025, the Russell 1000 ® Value Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.09%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		16.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(26.72%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund | After Taxes on Distributions | Fidelity Large Cap Value Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.84%											8.17%					9.03%	[1]
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund | After Taxes on Distributions and Sales | Fidelity Large Cap Value Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.86%											6.77%					7.70%	[1]
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											14.28%					14.47%
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund | RS005
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Value Index
Average Annual Return, Percent			14.37%											8.68%					9.66%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund | Fidelity Mid Cap Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.025%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.025%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		8
Expense Example, with Redemption, 5 Years		14
Expense Example, with Redemption, 10 Years		$ 32
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.35%											9.93%							9.63%
Annual Return [Percent]				15.35%	17.21%	(17.28%)	22.56%	17.11%	30.51%	(9.05%)	18.47%	13.86%	(2.44%)
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Mid Cap Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. The Russell Midcap ® Index is a market capitalization-weighted index of medium-capitalization U.S. company stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(3.44%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		24.55%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(27.04%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund | After Taxes on Distributions | Fidelity Mid Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.71%											9.28%							8.89%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund | After Taxes on Distributions and Sales | Fidelity Mid Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.51%											7.75%							7.66%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund | RS006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Index
Average Annual Return, Percent			15.34%											9.92%							9.63%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											13.86%							12.55%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund | Fidelity Small Cap Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.025%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.025%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		8
Expense Example, with Redemption, 5 Years		14
Expense Example, with Redemption, 10 Years		$ 32
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.69%											7.50%							7.96%
Annual Return [Percent]				11.69%	17.12%	(20.27%)	14.72%	19.99%	25.71%	(10.88%)	14.85%	21.63%	(4.24%)
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14 % of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Russell 2000® Index. The Russell 2000 ® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(9.47%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		31.28%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.62%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund | After Taxes on Distributions | Fidelity Small Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.40%											7.02%							7.18%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.10%											5.82%							6.21%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											13.86%							12.55%
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%											7.40%							7.82%
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund | Fidelity Large Cap Growth Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.035%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.035%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		11
Expense Example, with Redemption, 5 Years		20
Expense Example, with Redemption, 10 Years		$ 45
Annual Return, Inception Date		Jun. 07, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			33.26%											18.94%					18.68%	[2]
Annual Return [Percent]				33.26%	42.77%	(29.17%)	27.58%	38.43%	36.37%	(1.64%)	30.12%
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Large Cap Growth Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Growth Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9 % of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Russell 1000® Growth Index. The Russell 1000 ® Growth Index is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. It includes those Russell 1000 ® Index companies with higher price-to-book (P/B) ratios and higher forecasted growth rates. The stocks of these companies are often called "growth" stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Effective March 24, 2025, the Russell 1000® Growth Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(9.96%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.76%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(20.93%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund | After Taxes on Distributions | Fidelity Large Cap Growth Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			33.15%											18.57%					18.32%	[2]
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund | After Taxes on Distributions and Sales | Fidelity Large Cap Growth Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.78%											15.34%					15.74%	[2]
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			33.36%											18.96%					18.73%
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											14.28%					14.47%
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund | Fidelity Flex Mid Cap Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[3]	0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Mar. 09, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.28%											9.97%			10.47%	[4]
Annual Return [Percent]				15.28%	17.30%	(17.29%)	22.58%	17.29%	30.56%	(9.01%)
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity Flex® Mid Cap Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Flex® Mid Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate		17.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Prior to August 21, 2025, normally investing at least 80% of assets in securities included in the Russell Midcap® Index. The Russell Midcap ® Index is a market capitalization-weighted index of medium-capitalization U.S. company stocks. Effective August 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Mid Cap IndexSM. The Fidelity U.S. Mid Cap Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. mid-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market Index SM (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks) . Mid-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. The Fidelity U.S. Mid Cap Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(3.41%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		24.64%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(26.96%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Beginning August 21, 2025, the fund will begin comparing its performance to the Fidelity U.S. Mid Cap Index SM rather than the Russell Midcap ® Index because the Fidelity U.S. Mid Cap Index SM conforms more closely to the fund's investment policies .
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund | After Taxes on Distributions | Fidelity Flex Mid Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.99%											9.40%			9.91%	[4]
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund | After Taxes on Distributions and Sales | Fidelity Flex Mid Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.26%											7.78%			8.36%	[4]
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											14.28%			14.08%
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund | RS006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Index
Average Annual Return, Percent			15.34%											9.92%			10.43%
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund | Fidelity Flex Small Cap Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[5]	0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Mar. 09, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.66%											7.53%			8.09%	[6]
Annual Return [Percent]				11.66%	17.13%	(20.29%)	14.86%	20.05%	25.69%	(11.03%)
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity Flex® Small Cap Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Flex® Small Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10 % of the average value of its portfolio.
Portfolio Turnover, Rate		10.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Prior to July 21, 2025, normally investing at least 80% of assets in securities included in the Russell 2000® Index. The Russell 2000 ® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. Effective July 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Small Cap IndexSM. The Fidelity U.S. Small Cap Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. small-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market Index SM (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks) . Small-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. The Fidelity U.S. Small Cap Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(9.45%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		31.26%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.54%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Beginning July 21, 2025, the fund will begin comparing its performance to the Fidelity U.S. Small Cap Index SM rather than the Russell 2000 ® Index because the Fidelity U.S. Small Cap Index SM conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund | After Taxes on Distributions | Fidelity Flex Small Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.22%											7.06%			7.53%	[6]
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund | After Taxes on Distributions and Sales | Fidelity Flex Small Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.08%											5.82%			6.33%	[6]
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											13.86%			13.70%
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%											7.40%			7.98%
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | Fidelity Series Large Cap Growth Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Aug. 17, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			33.37%											18.96%	17.75%	[7]
Annual Return [Percent]				33.37%	42.77%	(29.14%)	27.64%	38.34%	36.37%
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Large Cap Growth Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Large Cap Growth Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate		28.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of companies with large market capitalizations included in the Russell 1000® Growth Index. The Russell 1000 ® Growth Index is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. It includes those Russell 1000 ® Index companies with higher price-to-book (P/B) ratios and higher forecasted growth rates. The stocks of these companies are often called "growth" stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Effective March 24, 2025, the Russell 1000® Growth Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Russell 1000® Growth Index. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(9.96%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.66%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(20.93%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions | Fidelity Series Large Cap Growth Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			33.18%											18.34%	17.17%	[7]
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions and Sales | Fidelity Series Large Cap Growth Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.86%											15.20%	14.43%	[7]
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			33.36%											18.96%	17.75%
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											14.28%	13.63%
Document Type		485BPOS
Registrant Name		Fidelity Salem Street Trust

[1]	A From June 7, 2016 .
[2]	A From June 7, 2016 .
[3]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[4]	A From March 9, 2017 .
[5]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[6]	A From March 9, 2017 .
[7]	A From August 17, 2018 .